Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MFS SERIES TRUST XV
Entity Central Index Key	0000764719
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MFS® Commodity Strategy Fund | R6
Prospectus:
Trading Symbol	MCSRX
MFS® Commodity Strategy Fund | R4
Prospectus:
Trading Symbol	MCSTX
MFS® Commodity Strategy Fund | R3
Prospectus:
Trading Symbol	MCSQX
MFS® Commodity Strategy Fund | R2
Prospectus:
Trading Symbol	MCSOX
MFS® Commodity Strategy Fund | R1
Prospectus:
Trading Symbol	MCSNX
MFS® Commodity Strategy Fund | I
Prospectus:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | C
Prospectus:
Trading Symbol	MCSHX
MFS® Commodity Strategy Fund | B
Prospectus:
Trading Symbol	MCSFX
MFS® Commodity Strategy Fund | A
Prospectus:
Trading Symbol	MCSAX
MFS® Global Alternative Strategy Fund | R3
Prospectus:
Trading Symbol	DVRJX
MFS® Global Alternative Strategy Fund | R2
Prospectus:
Trading Symbol	DVRHX
MFS® Global Alternative Strategy Fund | R1
Prospectus:
Trading Symbol	DVRFX
MFS® Global Alternative Strategy Fund | I
Prospectus:
Trading Symbol	DVRIX
MFS® Global Alternative Strategy Fund | C
Prospectus:
Trading Symbol	DVRCX
MFS® Global Alternative Strategy Fund | B
Prospectus:
Trading Symbol	DVRBX
MFS® Global Alternative Strategy Fund | R6
Prospectus:
Trading Symbol	DVRLX
MFS® Global Alternative Strategy Fund | R4
Prospectus:
Trading Symbol	DVRKX
MFS® Global Alternative Strategy Fund | A
Prospectus:
Trading Symbol	DVRAX